CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 235.6	$ 181.7	$ 249.9
Change in actuarial loss relating to pension	(6.6)	(21.2)	(3.6)
Change in unrealized loss on interest rate swaps in VIE	(2.3)	0	0
Other comprehensive loss, net of tax	(8.9)	(21.2)	(3.6)
Total comprehensive income for the year ended	226.7	160.5	246.3
Total comprehensive loss attributable to non-controlling interests	(2.3)	0	0
Total comprehensive income attributable to the shareholders	$ 229.0	$ 160.5	$ 246.3